EMPLOYEE RELATED LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Severance pay fund, Israeli employees	$ 9,924
Long-term employee liabilties, Israeli employees	12,335
Israeli employee termination benefits	$ 5,158	$ 5,059	$ 4,345
TPSCo [Member]
Matching contribution (as a percent)	9.00%
Employee contribution (as a percent)	1.00%
Cost recognized	$ 6,700	$ 6,706	$ 7,015